Disclosure of number and weighted average exercise prices of warrants (Details)	12 Months Ended
	Aug. 31, 2019 Share $ / shares shares	Aug. 31, 2018 Share $ / shares shares
Disclosure Of Share Capital Information [Abstract]
Outstanding, beginning of period | Share	8,086,637	4,328,625
Outstanding, beginning of period, weighted average exercise price	$ 4.00	$ 1.30
Granted during period | Share		8,214,286
Warrants granted during period, weighted average exercise price		$ 4.00
Exercised/Released during period | shares	(7,739,205)	(4,330,837)
Exercised/Released during period, weighted average exercise price	$ 4.00	$ 1.38
Expired/Lapsed during period | Share	(347,432)	(125,437)
Expired/Lapsed during period, weighted average exercise price	$ 4.00	$ 1.35
Outstanding, end of period | Share	0	8,086,637
Outstanding, end of period, weighted average exercise price	$ 0.00	$ 4.00